Document and Entity Information	12 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Entity Filer Category	Smaller Reporting Company
Trading Symbol	gltc